PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Net book value as at March 31, 2021	$282.1	$1,423.1	$48.3	$76.1	$139.8	$1,969.4
Additions	29.4	14.5	15.5	1.6	211.2	272.2
Business combinations (Note 2)	52.1	18.7	21.5	2.1	2.1	96.5
Disposals	(2.2)	(0.4)	(0.1)	(1.1)	—	(3.8)
Depreciation	(21.4)	(101.1)	(19.3)	(5.2)	—	(147.0)
Impairment	(13.8)	(10.5)	—	—	—	(24.3)
Purchase of assets under lease (Note 14)	—	21.7	—	—	—	21.7
Transfers and others	1.1	97.6	1.1	(1.0)	(95.5)	3.3
Foreign currency exchange differences	(7.2)	(48.5)	(0.8)	(1.0)	(1.2)	(58.7)
Net book value as at March 31, 2022	$320.1	$1,415.1	$66.2	$71.5	$256.4	$2,129.3
Additions	34.6	20.1	16.7	0.2	197.2	268.8
Disposals	(3.6)	(3.2)	(0.1)	(0.6)	—	(7.5)
Depreciation	(23.3)	(113.2)	(21.2)	(5.4)	—	(163.1)
(Impairment) reversal – net	—	2.1	(0.1)	(0.3)	—	1.7
Purchase of assets under lease (Note 14)	—	34.6	—	—	—	34.6
Transfers and others	27.6	208.8	(5.5)	6.0	(231.5)	5.4
Foreign currency exchange differences	13.7	88.6	3.1	5.1	7.4	117.9
Net book value as at March 31, 2023	$369.1	$1,652.9	$59.1	$76.5	$229.5	$2,387.1

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Cost	$561.9	$2,180.7	$209.2	$89.4	$256.4	$3,297.6
Accumulated depreciation and impairment	(241.8)	(765.6)	(143.0)	(17.9)	—	(1,168.3)
Net book value as at March 31, 2022	$320.1	$1,415.1	$66.2	$71.5	$256.4	$2,129.3
Cost	$623.9	$2,558.1	$208.9	$103.1	$229.5	$3,723.5
Accumulated depreciation and impairment	(254.8)	(905.2)	(149.8)	(26.6)	—	(1,336.4)
Net book value as at March 31, 2023	$369.1	$1,652.9	$59.1	$76.5	$229.5	$2,387.1

During the year ended March 31, 2023, depreciation of $161.5 million (2022 – $145.0 million) has been recorded in cost of sales, nil  (2022 – $0.5 million) in research and development expenses and $1.6 million (2022 – $1.5 million) in selling, general and administrative expenses.